Share-Based Compensation (Annual and Quarter) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,500	12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		(11,000)	(3,000)
Stock Granted During Period, Shares, Share-based Compensation	50,000
Allocated Share-based Compensation Expense (in Dollars)	$ 43,000
6.10-7.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		7,500
0.65-5.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		4,500
1995 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		125,000
Non-Employee Director Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		1,000	3,000
Non-Statutory Stock Option Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		10,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Forfeitures		10,000